Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2012
Schedule II.-Valuation and Qualifying Accounts and Reserves

Schedule II.—Valuation and Qualifying Accounts and Reserves

ORIX Corporation and Subsidiaries

	Millions of yen
	Year Ended March 31, 2010
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥148	¥0	¥9	¥(85)	¥25	¥97
Disposal of equipment	0	0	3	(3)	0	0
Severance and other benefits to terminated employees	0	0	16	0	0	16

Total	¥148	¥0	¥28	¥(88)	¥25	¥113

	Millions of yen
	Year Ended March 31, 2011
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥97	¥0	¥42	¥(59)	¥(2)	¥78
Severance and other benefits to terminated employees	16	0	0	(16)	0	0

Total	¥113	¥0	¥42	¥(75)	¥(2)	¥78

	Millions of yen
	Year Ended March 31, 2012
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥78	¥0	¥0	¥(38)	¥(1)	¥39
Severance and other benefits to terminated employees	0	0	15	(15)	0	0

Total	¥78	¥0	¥15	¥(53)	¥(1)	¥39

	Millions of yen
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Year ended March 31, 2010
Deferred tax assets: valuation allowance	¥44,635	¥100	¥3,501	¥(5,448)	¥58	¥42,846
Year ended March 31, 2011
Deferred tax assets: valuation allowance	¥42,846	¥669	¥6,220	¥(22,778)	¥(163)	¥26,794
Year ended March 31, 2012
Deferred tax assets: valuation allowance	¥26,794	¥875	¥6,339	¥(6,836)	¥(3,034)	¥24,138

*Note:	1. The amount of deduction includes expiry of loss carryforwards and sales of subsidiary.
2. The amount of other includes translation adjustment and the effect of changes in statutory tax rate.